Segment information and revenue - Remaining performance obligations of long-term contracts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to long???term contracts that are partially or fully unsatisfied at the end of each year	¥ 610,516	¥ 383,716	¥ 102,528
Expected to be recognized within one year
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to long???term contracts that are partially or fully unsatisfied at the end of each year	455,294	240,089	67,979
Expected to be recognized in one to two years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to long???term contracts that are partially or fully unsatisfied at the end of each year	89,762	67,464	18,920
Expected to be recognized in two to three years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to long???term contracts that are partially or fully unsatisfied at the end of each year	33,937	48,475	3,290
Expected to be recognized beyond three years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to long???term contracts that are partially or fully unsatisfied at the end of each year	¥ 31,523	¥ 27,688	¥ 12,339